Transactions with trust business (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with trust business [Abstract]
Trust management fees	₩ 166,588	₩ 98,712	₩ 71,753
Fees on early withdrawal	3,415	87	1
Interest on borrowings from trust account	₩ 37,884	₩ 35,894	₩ 44,986